Share capital - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥) shares
Disclosure In Tabular Form Of Shares Repurchased During The Period [Line Items]
Stock shares repurchased during the period shares | shares	24,528,000
Purchase of treasury shares | ¥	¥ 25,689
HSBC-X HONG KONG [Member]
Disclosure In Tabular Form Of Shares Repurchased During The Period [Line Items]
Stock shares repurchased during the period shares | shares	24,528,000
Purchase of treasury shares | ¥	¥ 25,689